Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

23.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2019	US$	76,559	Ps.	1,506,903
2020		136,936		2,695,298
2021		164,856		3,244,844
2022 and thereafter		691,836		13,617,339
	US$	1,070,187	Ps.	21,064,384
(1)	Using the exchange rate as of December 31, 2018 of Ps.19.6829.

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2018 have been executed through sale and leaseback transactions.

Litigation

a)  The Company is a party to legal proceedings and claims that arise during the ordinary course of business. The Company believes the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

b)  On January 18, 2018, the Mexican antitrust authority, Comisión Federal de Competencia Económica (“COFECE”), served Volaris with a preliminary ruling of potential responsibility (Dictamen de Probable Responsabilidad or “DPR”) in which the investigating body of COFECE asserts certain allegations regarding antitrust activities in Mexico´s domestic commercial air passenger transportation market during the period from April 2008 up to February 2010 by different Mexican carriers, including Volaris.